Condensed Statements of Cash Flows (Unaudited) (Q3) - USD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net loss	$ (37,782,906)	$ (36,956,181)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	5,551,573	4,637,142
Stock-based 401K company common match	123,561	170,620
Depreciation expense	133,130	134,569
Impairment of machinery and equipment	2,672,581	0
Amortization of debt discount	1,039	28,871
Amortization of debt issuance costs	125,355	81,306
Non-cash interest expense	405,278	274,530
Changes in assets and liabilities:
Prepaid expenses and other assets	889,497	627,848
Accounts payable	(3,778,439)	(524,145)
Accrued expenses	(4,504,334)	68,683
Restructuring reserve	5,179,722	0
Net cash used in operating activities	(30,983,943)	(31,456,757)
Cash flows from investing activities:
Purchases of property and equipment	0	(160,751)
Net cash used in investing activities	0	(160,751)
Cash flows from financing activities:
Proceeds from issuance of debt	0	5,000,000
Proceeds from exercise of stock options	721,195	91,982
Proceeds from exercise of warrants	0	50,922
Payments for debt back-end fees	(990,000)	0
Repayment of debt	(20,000,000)	0
Proceeds from issuance of common stock, net of issuance costs	0	17,382,943
Net cash (used in) provided by financing activities	(20,268,805)	22,525,847
Net (decrease) increase in cash	(51,252,748)	(9,091,661)
Cash and cash equivalents at beginning of period	88,067,647	106,398,919
Cash and cash equivalents at end of period	36,814,899	97,307,258
Cash paid for:
Interest	1,051,167	1,172,979
Supplemental cash flow information:
Accrued capital expenditures included in accrued expenses and accounts payable	$ 0	$ 18,084